Tax - Summary of Tax on (Loss)/Profit (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax [line items]
Current tax	$ 34	$ 159	$ 95
Origination and reversal of temporary differences	(35)	11	39
Changes in tax rates and tax laws	(8)	2	1
Adjustments to estimated recoverable deferred tax assets	(14)	(2)	(2)
Reduction in deferred tax expense by previously unrecognised deferred tax assets	(1)
Adjustments in respect of prior periods	4	(14)	(1)
Deferred tax	(54)	(3)	37
Income tax (credit)/charge for the year	(20)	156	132
Profit before exceptional items	32	176	159
Tax on exceptional items (note 6)	(52)	(20)	(27)
Exceptional items [member]
Income tax [line items]
Current tax	14	4	21
Deferred tax	38	16	1
Income tax (credit)/charge for the year	52	20	27
Tax on exceptional items (note 6)	(52)	(20)	(22)
Exceptional tax (note 6)			(5)
United Kingdom [member]
Income tax [line items]
Current period		5	10
Adjustments in respect of prior periods	(2)	13	4
Current tax	(2)	18	14
Foreign tax [member]
Income tax [line items]
Current period	43	154	95
Benefit of tax reliefs on which no deferred tax previously recognised	(2)	(2)	(1)
Adjustments in respect of prior periods	(5)	(11)	(13)
Current tax	$ 36	$ 141	$ 81